T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 78.9%			Capital Goods 6.1%

Banking 11.6%			CRH America Finance
			4.50%, 4/4/48 (4)	350	419
Banco Santander			L3Harris Technologies
3.80%, 2/23/28	200	215	4.854%, 4/27/35	200	249
Bank of America, VR,			Lockheed Martin
4.33%, 3/15/50 (1)	175	224	4.50%, 5/15/36	200	253
Citigroup			Martin Marietta Materials
4.60%, 3/9/26	110	124	4.25%, 12/15/47	205	230
Citigroup, VR,			Masco
3.887%, 1/10/28 (1)	100	111	4.50%, 5/15/47	190	210
Goldman Sachs Group			United Technologies
4.75%, 10/21/45	175	226	4.45%, 11/16/38	95	117
HSBC Holdings			Vulcan Materials
7.625%, 5/17/32	65	95	4.50%, 6/15/47	60	71
JPMorgan Chase
5.625%, 8/16/43	105	149			1,549
JPMorgan Chase, VR,
3.882%, 7/24/38 (1)	230	263	Communications 10.6%
Lloyds Banking Group
4.344%, 1/9/48	200	225	AT&T
M&T Bank, Series F, VR,			4.50%, 3/9/48	310	354
5.125% (1)(2)(3)	160	172	AT&T
Morgan Stanley, VR,			4.85%, 3/1/39	155	185
3.971%, 7/22/38 (1)	140	162	Charter Communications Operating
PNC Financial Services Group,			5.75%, 4/1/48	225	268
Series S, VR,			Comcast
5.00% (1)(2)	185	198	3.90%, 3/1/38	295	343
Toronto-Dominion Bank, VR,			Comcast
3.625%, 9/15/31 (1)(3)	145	157	4.60%, 10/15/38	160	201
UniCredit			Crown Castle International
4.625%, 4/12/27 (3)(4)	200	222	4.75%, 5/15/47	85	107
Wells Fargo Bank			Fox
6.60%, 1/15/38	250	382	5.476%, 1/25/39 (4)	70	90
			Rogers Communications
		2,925	3.70%, 11/15/49	125	137
			Rogers Communications
Basic Industry 4.5%			4.35%, 5/1/49	75	89
			Verizon Communications
Dow Chemical			4.522%, 9/15/48	110	142
4.80%, 5/15/49 (3)	90	106	Verizon Communications
Ecolab			5.25%, 3/16/37	315	419
3.70%, 11/1/46	30	33	Videotron
Gerdau Trade			5.125%, 4/15/27 (3)(4)	70	73
4.875%, 10/24/27 (4)	200	213	Vodafone Group
International Paper			4.875%, 6/19/49	120	146
4.35%, 8/15/48	130	144	Vodafone Group
International Paper			5.00%, 5/30/38	95	114
4.80%, 6/15/44	140	161
Newmont					2,668
5.45%, 6/9/44	95	132
Nucor			Consumer Cyclical 1.1%
4.40%, 5/1/48	175	208
Southern Copper			Lennar
5.25%, 11/8/42 (3)	110	129	4.75%, 11/29/27 (3)	255	281

		1,126			281

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Consumer Non-Cyclical 11.6%			Louisville Gas & Electric
			4.375%, 10/1/45	100	123
AbbVie			Pennsylvania Electric
4.25%, 11/21/49 (4)	135	153	6.15%, 10/1/38	185	252
Altria Group
5.80%, 2/14/39	160	197	San Diego Gas & Electric
			4.10%, 6/15/49	55	67
Anheuser-Busch InBev Worldwide			Southern
4.90%, 2/1/46	200	246	4.25%, 7/1/36	230	265
Anheuser-Busch InBev Worldwide
5.45%, 1/23/39	165	214	Vistra Operations
Becton Dickinson & Company			4.30%, 7/15/29 (4)	105	108
4.669%, 6/6/47	110	140			2,072
Bristol-Myers Squibb
5.25%, 8/15/43 (4)	85	121	Energy 9.7%
Centra Health
4.70%, 1/1/48	190	230	APT Pipelines
Cigna			4.25%, 7/15/27 (4)	65	72
3.875%, 10/15/47 (4)	200	216	Boardwalk Pipelines
Cigna			4.45%, 7/15/27	165	173
4.80%, 8/15/38	145	175	Boardwalk Pipelines
Cigna			4.95%, 12/15/24	40	44
4.80%, 7/15/46 (4)	115	137	Cimarex Energy
CommonSpirit Health			3.90%, 5/15/27	65	67
4.187%, 10/1/49	65	72	Concho Resources
CVS Health			3.75%, 10/1/27	55	57
5.05%, 3/25/48	245	300	Enbridge Energy Partners
Hackensack Meridian Health			7.375%, 10/15/45	50	80
4.211%, 7/1/48	190	234	Energy Transfer Operating
Kraft Heinz Foods			6.50%, 2/1/42	95	118
5.00%, 7/15/35	120	127	Eni, Series X-R
Medtronic			4.75%, 9/12/28 (4)	200	235
4.375%, 3/15/35 (3)	105	134	Kinder Morgan Energy Partners
Tyson Foods			6.95%, 1/15/38	95	128
5.10%, 9/28/48	95	124	NGPL PipeCo
West Virginia United Health System			4.875%, 8/15/27 (3)(4)	90	98
Obligated Group, Series 2018			Plains All American Pipeline
4.924%, 6/1/48	95	124	4.50%, 12/15/26 (3)	30	32
			Sabine Pass Liquefaction
		2,944	4.20%, 3/15/28	175	185
			Sabine Pass Liquefaction
Electric 8.2%			5.00%, 3/15/27	65	72

American Transmission Systems			Southern Natural Gas
5.00%, 9/1/44 (4)	100	132	4.80%, 3/15/47 (4)	225	272
Appalachian Power			Spectra Energy Partners
4.40%, 5/15/44	120	144	5.95%, 9/25/43	45	61
Appalachian Power			Suncor Energy
6.375%, 4/1/36	165	226	4.00%, 11/15/47	170	188
Berkshire Hathaway Energy			Transcanada Trust, VR,
6.125%, 4/1/36	160	229	5.30%, 3/15/77 (1)	120	121
Dominion Energy, Series F			Transcontinental Gas Pipe Line
5.25%, 8/1/33	95	121	4.60%, 3/15/48 (3)	145	166
Duke Energy			Williams
3.75%, 9/1/46	130	144	4.85%, 3/1/48 (3)	30	32
El Paso Electric			Woodside Finance
5.00%, 12/1/44	110	137	3.70%, 9/15/26 (4)	64	68
Kentucky Utilities			Woodside Finance
4.375%, 10/1/45	100	124	3.70%, 3/15/28 (4)	170	183
					2,452

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			Technology 2.9%
Finance Companies 2.5%			Apple
Air Lease			2.95%, 9/11/49	150	157
3.625%, 12/1/27	190	200	Broadcom
GE Capital International Funding			3.875%, 1/15/27 (3)	75	79
3.373%, 11/15/25	200	213	Fiserv
GE Capital International Funding			4.40%, 7/1/49	85	102
4.418%, 11/15/35	200	228	Keysight Technologies
			4.60%, 4/6/27	230	260
		641	Micron Technology
			4.663%, 2/15/30	130	143
Insurance 5.6%					741
Anthem
4.375%, 12/1/47	255	291	Transportation 0.7%
CNO Financial Group
5.25%, 5/30/25	140	158	Burlington Northern Santa Fe
Fidelity National Financial			5.05%, 3/1/41	75	98
4.50%, 8/15/28	100	115	CSX
First American Financial			4.30%, 3/1/48	70	84
4.60%, 11/15/24	105	116			182
Liberty Mutual Group
4.85%, 8/1/44 (4)	200	251
Principal Financial Group			Total Corporate Bonds
6.05%, 10/15/36	125	179	(Cost $17,132)		19,955
Teachers Insurance & Annuity Assn.
of America			FOREIGN GOVERNMENT OBLIGATIONS &
4.90%, 9/15/44 (4)	110	145	MUNICIPALITIES 0.6%
UnitedHealth Group
6.875%, 2/15/38	95	149	Owned No Guarantee 0.6%
		1,404	Petroleos Mexicanos
			5.50%, 6/27/44	175	154
Natural Gas 0.8%			Total Foreign Government Obligations &
			Municipalities
NiSource			(Cost $148)		154
3.95%, 3/30/48	140	157
Sempra Energy
4.00%, 2/1/48	50	56	MUNICIPAL SECURITIES 10.5%
		213	California 1.5%
			Bay Area Toll Auth. , Build America,
Real Estate Investment Trusts 3.0%			Series S3, 6.907%, 10/1/50	125	233
Essex Portfolio			Regents of the Univ. of California
4.50%, 3/15/48	130	165	Medical Center, Build America,
Life Storage			Series F, 6.583%, 5/15/49	100	160
4.00%, 6/15/29	80	89			393
National Retail Properties
4.80%, 10/15/48	125	165	District of Columbia 0.4%
VEREIT Operating Partnership
3.95%, 8/15/27	191	210	Dist. of Columbia Water & Sewer
WP Carey			Auth. , Series D, 3.207%, 10/1/48	95	101
3.85%, 7/15/29	115	128			101
		757

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

	Par/Shares	$ Value	Par/Shares		$ Value
(Amounts in 000s)			(Amounts in 000s)

Florida 1.2%			Texas Private Activity Bond Surface

Miami-Dade County Transit System,			Transportation, 3.922%, 12/31/49	125	145
Build America, Series B, 5.624%,					389
7/1/40	200	288
Miami-Dade County Water & Sewer			Virginia 0.6%
System, Series C, 3.49%, 10/1/42	25	27
			Virginia Commonwealth Univ. Health
		315	System Auth. , Series A, 4.956%,
			1/1/44	105	145

Georgia 1.2%					145
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57	199	306	Total Municipal Securities
			(Cost $2,278)		2,654
		306

			U. S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
Illinois 0.4%			MORTGAGE-BACKED) 7.4%

Illinois Municipal Electric Agency,			U.S. Treasury Obligations 7.4%
Build America, 6.832%, 2/1/35	75	103
			U. S. Treasury Bonds
		103	2.00%, 2/15/50	100	108
			U. S. Treasury Bonds
Maryland 0.7%			2.25%, 8/15/49 (3)	160	182

Maryland Economic Development,			U. S. Treasury Bonds
Seagirt Marine Terminal, Series B,			3.50%, 2/15/39	690	926
4.75%, 6/1/42	150	169	U. S. Treasury Notes
			1.625%, 8/15/29	630	658
		169
			Total U. S. Government Agency Obligations
			(Excluding Mortgage-Backed)
Massachusetts 0.7%			(Cost $1,815)		1,874
Massachusetts Bay Transportation
Auth. , Build America, 5.869%,			SHORT-TERM INVESTMENTS 0.3%
7/1/40	115	169
			Money Market Funds 0.3%
		169
			T. Rowe Price Government Reserve

Michigan 1.6%			Fund, 1.59% (6)(7)	69	69
			Total Short-Term Investments
Detroit City School Dist. , Qualified			(Cost $69)		69
School Construction Bonds, GO,
6.645%, 5/1/29	300	397

		397	SECURITIES LENDING COLLATERAL 6.1%
			Investments in a Pooled Account through Securities Lending
Minnesota 0.7%			Program with State Street Bank and Trust Company 6.1%

Western Minnesota Municipal Power			Short-Term Funds 6.1%
Agency, Series A, 3.156%, 1/1/39	150	167	T. Rowe Price Short-Term Fund
		167	1.71% (6)(7)	156	1,555
			Total Investments in a Pooled Account through
Texas 1.5%			Securities Lending Program with State Street
			Bank and Trust Company		1,555
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41 (5)	105	106	Total Securities Lending Collateral
Dallas/Fort Worth International			(Cost $1,555)		1,555
Airport, Series A, 2.994%, 11/1/38	80	87
Grand Parkway Transportation,
3.236%, 10/1/52	50	51

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

$ Value
(Amounts in 000s)

Total Investments in Securities 103.8%
(Cost $22,997)	$26,261
Other Assets Less Liabilities (3.8)%	(956)
Net Assets 100%	$25,305

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(2)	Perpetual security with no stated maturity date.
(3)	All or a portion of this security is on loan at February 29, 2020.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,208 and represents 12.7% of net assets.
(5)	When-issued security
(6)	Seven-day yield
(7)	Affiliated Companies
GO	General Obligation
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

(Amounts In 000s)
SWAPS 0.6%
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value*	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.6%
Credit Default Swaps, Protection Sold 0.6%
Protection Sold (Relevant Credit: Markit CDX. NA. HY-S33, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit default, 12/20/24	1,485	91	103	(12)
Protection Sold (Relevant Credit: Markit CDX. NA. IG-S33, 5 Year Index),
Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	3,900	65	77	(12)
Total Centrally Cleared Credit Default Swaps, Protection Sold				(24)
Total Centrally Cleared Swaps				(24)

Net payments (receipts) of variation margin to date				16
Variation margin receivable (payable) on centrally cleared swaps				$(8)

* Includes interest purchased or sold but not yet collected of $5.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 8 U.S. Treasury Long Bonds contracts	6/20	1,362	$37
Long, 8 U. S. Treasury Notes five year contracts	6/20	982	12
Short, 32 U. S. Treasury Notes ten year contracts	6/20	(4,312)	(70)
Long, 16 Ultra U. S. Treasury Bonds contracts	6/20	3,320	148
Net payments (receipts) of variation margin to date			(80)
Variation margin receivable (payable) on open futures contracts			$47

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$5
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$5+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/19	Cost		Cost	2/29/20
T. Rowe Price Government Reserve Fund	$526		¤	¤	$69
T. Rowe Price Short-Term Fund	—		¤	¤	1,555
					$1,624^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $5 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,624.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Long Duration Credit Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 24,637	$ —	$ 24,637
Short-Term Investments	69	—	—	69
Securities Lending Collateral	1,555	—	—	1,555
Total Securities	1,624	24,637	—	26,261
Futures Contracts	47	—	—	47
Total	$1,671	$ 24,637	$ —	$ 26,308
Liabilities
Swaps	$—	$ 8	$ —	$ 8

[1] Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, U. S. Government Agency
Obligations (Excluding Mortgage-Backed).